UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21682

BB&T Variable Insurance Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC		27626-0575
(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 228-1872

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

BB&T Large Cap Value VIF

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

	Shares or
	Principal Amount	Fair Value
Common Stocks (97.2%)
Consumer Discretionary (7.4%)
Federated Department Stores, Inc.	8,223	$549,872
Gannett Co., Inc.	37,000	2,546,710
Mattel, Inc.	60,000	1,000,800
V.F. Corp.	17,475	1,013,026
Walt Disney Co. (The)	94,000	2,268,220
Whirlpool Corp.	14,100	1,068,357
		8,446,985
Consumer Staples (5.8%)
Albertson’s, Inc.	55,400	1,421,010
Altria Group, Inc.	24,000	1,769,040
Kimberly-Clark Corp.	36,000	2,143,080
Sara Lee Corp.	67,452	1,278,215
		6,611,345
Energy (14.3%)
Anadarko Petroleum Corp.	26,000	2,489,500
Burlington Resources, Inc.	9,000	731,880
ChevronTexaco Corp.	50,800	3,288,284
ConocoPhillips	50,400	3,523,464
Exxon Mobil Corp.	42,632	2,708,837
Royal Dutch Shell PLC, A Shares - ADR	38,500	2,527,140
Schlumberger, Ltd.	12,000	1,012,560
		16,281,665
Financials (28.6%)
American International Group, Inc.	8,000	495,680
Bank of America Corp.	76,000	3,199,600
Bank of New York Co., Inc. (The)	37,000	1,088,170
Citigroup, Inc.	62,333	2,837,398
Equity Residential, REIT	15,000	567,750
Fannie Mae	34,000	1,523,880
Franklin Resources, Inc.	16,500	1,385,340
ING Groep NV - ADR	44,677	1,330,928
J.P. Morgan Chase & Co.	74,490	2,527,446
Lincoln National Corp.	23,200	1,206,864
Merrill Lynch & Company, Inc.	30,000	1,840,500
Northern Trust Corp.	52,000	2,628,600
Old Republic International Corp.	45,000	1,200,150
PNC Financial Services Group, Inc.	38,000	2,204,760
St. Paul Travelers Cos, Inc. (The)	61,600	2,763,992
SunTrust Banks, Inc.	28,000	1,944,600
Washington Mutual, Inc.	52,000	2,039,440
Wells Fargo & Co.	22,900	1,341,253
Willis Group Holdings, Ltd.	7,400	277,870
		32,404,221
Health Care (8.8%)
Abbott Laboratories	29,200	1,238,080
Becton, Dickinson & Co.	12,500	655,375
Bristol-Myers Squibb Co.	43,600	1,049,016
Cigna Corp.	17,000	2,003,620
HCA, Inc.	25,000	1,198,000

1

Johnson & Johnson	15,400	974,512
Merck & Co., Inc.	61,000	1,659,810
Pfizer, Inc.	48,000	1,198,560
		9,976,973
Industrials (7.8%)
CSX Corp.	20,000	929,600
Emerson Electric Co.	16,500	1,184,700
General Electric Co.	31,000	1,043,770
Parker-Hannifin Corp.	18,900	1,215,459
Phelps Dodge Corp.	3,500	454,755
Pitney Bowes, Inc.	25,600	1,068,544
Raytheon Co.	50,000	1,901,000
Textron, Inc.	14,000	1,004,080
		8,801,908
Information Technology (8.9%)
Agilent Technologies, Inc. (a)	13,424	439,636
Automatic Data Processing, Inc.	25,400	1,093,216
First Data Corp.	30,000	1,200,000
Hewlett-Packard Co.	94,200	2,750,640
IBM Corp.	4,800	385,056
Microsoft Corp.	40,000	1,029,200
Nokia Corp. - ADR	87,000	1,471,170
Time Warner, Inc.	96,000	1,738,560
		10,107,478
Materials (4.7%)
Air Products & Chemicals, Inc.	17,000	937,380
Alcoa, Inc.	41,000	1,001,220
E.I. DuPont de Nemours & Co.	5,000	195,850
Sonoco Products Co.	39,800	1,086,938
Weyerhaeuser Co.	30,000	2,062,500
		5,283,888
Telecommunication Services (5.3%)
AT&T Corp.	12,830	254,034
BellSouth Corp.	55,800	1,467,540
SBC Communications, Inc.	68,400	1,639,548
Sprint Nextel Corp.	60,000	1,426,800
Verizon Communications, Inc.	38,000	1,242,220
		6,030,142
Utilities (5.6%)
Dominion Resources, Inc.	16,000	1,378,240
Duke Energy Corp.	30,000	875,100
National Fuel Gas Co.	38,200	1,306,440
NiSource, Inc.	65,000	1,576,250
Xcel Energy, Inc.	61,910	1,214,055
		6,350,085

Total Common Stocks (Cost $90,186,120)		110,294,690

Repurchase Agreement (3.2%)
U.S. Bank N.A., 3.55%, dated 9/30/05, maturing 10/3/05, with a maturity value of $3,655,952 (Collateralized fully by U.S. Government Agencies)	$3,654,871	$3,654,871

Total Repurchase Agreement (Cost $3,654,871)		3,654,871

Total Investments (Cost $93,840,991) - 100.4%		$113,949,561

Percentages indicated are based on net assets as of September 30, 2005.

(a)          Represents non-income producing securities.

ADR  -  American Depositary Receipt.

See accompanying notes to the schedules of portfolio investments.

2

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

	Shares or
	Principal Amount	Fair Value
Common Stocks (92.2%)
Consumer Discretionary (13.6%)
Advance Auto Parts, Inc. (a)	11,550	$446,754
Chico’s FAS, Inc. (a)	14,400	529,920
Coach, Inc. (a)	17,100	536,256
GameStop Corp. - Class A (a)	13,600	427,992
Getty Images, Inc. (a)	5,700	490,428
Harman International Industries, Inc.	3,625	370,729
Hilton Hotels Corp.	16,600	370,512
Staples, Inc.	16,400	349,648
Starwood Hotels & Resorts Worldwide, Inc.	6,500	371,605
Toll Brothers, Inc. (a)	6,500	290,355
Urban Outfitters, Inc. (a)	31,400	923,160
		5,107,359
Consumer Staples (1.4%)
United Natural Foods, Inc. (a)	14,700	519,792

Energy (15.1%)
Arch Coal, Inc.	8,900	600,750
Baker Hughes, Inc.	6,300	375,984
Cameco Corp.	6,800	363,800
Chesapeake Energy Corp.	15,600	596,700
Grant Prideco, Inc. (a)	14,700	597,555
Marathon Oil Corp.	7,600	523,868
Massey Energy Co.	9,000	459,630
National-Oilwell Varco, Inc. (a)	7,000	460,600
Patterson-UTI Energy, Inc.	15,200	548,416
Peabody Energy Corp.	8,650	729,628
XTO Energy, Inc.	8,801	398,861
		5,655,792
Financials (6.4%)
Chicago Mercantile Exchange Holdings, Inc.	1,950	657,735
HDFC Bank, Ltd. - ADR	8,125	416,000
Host Marriott Corp.	21,600	365,040
Legg Mason, Inc.	5,400	592,326
T. Rowe Price Group, Inc.	5,500	359,150
		2,390,251
Health Care (19.2%)
Aetna, Inc.	6,100	525,454
Caremark Rx, Inc. (a)	13,500	674,055
Celgene Corp. (a)	12,250	665,420
Cerner Corp. (a)	6,900	599,817
Community Health Systems, Inc. (a)	13,800	535,578
Covance, Inc. (a)	11,000	527,890
Coventry Health Care, Inc. (a)	7,000	602,140
Dade Behring Holdings, Inc.	16,000	586,560
Fisher Scientific International, Inc. (a)	5,700	353,685
Genzyme Corp. (a)	8,800	630,432
Humana, Inc.	9,400	450,072
Omnicare, Inc.	9,100	511,693
ResMed, Inc. (a)	6,700	533,655
		7,196,451

1

Industrials (8.2%)
Canadian Pacific Railway, Ltd.	11,800	506,928
Gol-Linhas Aereas Inteligentes - ADR	12,250	397,513
Goodrich Corp.	14,700	651,798
ITT Industries, Inc.	5,000	568,000
Precision Castparts Corp.	11,400	605,340
Rockwell Automation, Inc.	6,800	359,720
		3,089,299
Information Technology (21.6%)
Amphenol Corp. - Class A	11,300	455,842
AutoDesk, Inc. (a)	24,300	1,128,491
Cognizant Technology Solutions Corp. – Class A (a)	14,000	652,260
Comverse Technology, Inc. (a)	30,000	788,100
Cypress Semiconductor Corp. (a)	24,300	365,715
Harris Corp.	14,800	618,640
Intersil Corp. - Class A	26,500	577,170
Jabil Circuit, Inc. (a)	15,700	485,444
Liberty Global, Inc. - Class A (a)	11,000	297,880
Liberty Global, Inc. - Series C (a)	13,400	345,050
LSI Logic Corp. (a)	55,500	546,675
Marvell Technology Group, Ltd. (a)	14,000	645,540
MEMC Electronic Materials, Inc. (a)	30,500	695,095
National Semiconductor Corp.	19,200	504,960
		8,106,862
Materials (2.0%)
Florida Rock Industries, Inc.	12,000	769,080

Telecommunication Services (4.7%)
American Tower Corp. - Class A (a)	43,000	1,072,850
NII Holdings, Inc. (a)	8,300	700,935
		1,773,785

Total Common Stocks (Cost $23,939,581)		34,608,671

Exchange Traded Funds (2.9%)
iShares Russell Midcap Growth	6,000	546,960
iShares Russell Midcap Index Fund	6,400	552,704
Total Exchange Traded Funds (Cost $1,076,530)		1,099,664

Repurchase Agreement (4.8%)
U.S. Bank N.A., 3.55%, dated 9/30/05, maturing 10/3/05, with a maturity value of $1,815,323 (Collateralized fully by U.S. Government Agencies)	$1,814,786	$1,814,786

Total Repurchase Agreement (Cost $1,814,786)		1,814,786

Total Investments (Cost $26,830,897) - 99.9%		$37,523,121

Percentages indicated are based on net assets as of September 30, 2005.

(a)          Represents non-income producing securities.

ADR  -  American Depositary Receipt.

See accompanying notes to the schedules of portfolio investments.

2

BB&T Large Company Growth VIF

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

	Shares or
	Principal Amount	Fair Value
Common Stocks (89.2%)
Consumer Discretionary (9.2%)
Chico’s FAS, Inc. (a)	3,297	$121,330
Coach, Inc. (a)	3,471	108,851
eBay, Inc. (a)	2,200	90,640
Getty Images, Inc. (a)	1,550	133,362
Hershey Foods Corp.	3,733	210,205
Home Depot, Inc.	5,614	214,118
Kohl’s Corp. (a)	3,279	164,540
Lowe’s Companies, Inc.	1,755	113,022
Nike, Inc.	1,494	122,030
Starbucks Corp. (a)	5,450	273,045
Target Corp.	4,172	216,652
Toll Brothers, Inc. (a)	2,772	123,825
Viacom Inc. - Class B	1,543	50,934
Walt Disney Co. (The)	3,578	86,337
Williams Sonoma, Inc. (a)	2,949	113,094
		2,141,985
Consumer Staples (9.0%)
Altria Group, Inc.	3,082	227,174
Coca-Cola Co.	13,603	587,514
PepsiCo, Inc.	10,897	617,969
Procter & Gamble Co.	8,633	513,318
Wal-Mart Stores, Inc.	3,492	153,019
		2,098,994
Energy (4.4%)
Anadarko Petroleum Corp.	1,850	177,138
Apache Corp.	1,800	135,396
Baker Hughes, Inc.	5,970	356,289
ConocoPhillips	5,089	355,772
		1,024,595
Financials (3.7%)
American Express Co.	3,346	192,194
American International Group, Inc.	3,801	235,510
Franklin Resources, Inc.	1,471	123,505
Morgan Stanley	4,413	238,038
PNC Financial Services Group, Inc.	1,400	81,228
		870,475
Health Care (23.9%)
Abbott Laboratories	7,760	329,024
Amgen, Inc. (a)	5,273	420,100
Caremark Rx, Inc. (a)	4,705	234,921
Eli Lilly & Co.	4,940	264,389
Genentech, Inc. (a)	2,400	202,104
Genzyme Corp. (a)	4,160	298,022
Gilead Sciences, Inc. (a)	6,572	320,451
GlaxoSmithKline plc - ADR	4,230	216,914
HCA, Inc.	4,778	228,962
Humana, Inc.	7,410	354,791
Johnson & Johnson	13,600	860,607
Medco Health Solutions, Inc. (a)	6,547	358,972
Medtronic, Inc.	6,198	332,337

1

UnitedHealth Group, Inc.	11,146	626,405
Wellpoint, Inc. (a)	5,303	402,073
Wyeth	2,750	127,243
		5,577,315
Industrials (11.3%)
Boeing Co.	4,314	293,136
Caterpillar, Inc.	5,412	317,955
Danaher Corp.	2,145	115,465
FedEx Corp.	697	60,730
General Electric Co.	23,579	793,905
Honeywell International, Inc.	3,200	120,000
Illinois Tool Works, Inc.	2,792	229,865
Pentair, Inc.	2,645	96,543
Phelps Dodge Corp.	1,040	135,127
United Parcel Service, Inc. - Class B	2,424	167,571
United Technologies Corp.	5,796	300,465
		2,630,762
Information Technology (27.5%)
3M Co.	4,741	347,800
Adobe Systems, Inc.	2,227	66,476
Affiliated Computer Services, Inc. – Class A (a)	7,000	382,200
Cisco Systems, Inc. (a)	47,163	845,633
Corning, Inc. (a)	8,664	167,475
Dell, Inc. (a)	8,146	278,593
EMC Corp. (a)	8,130	105,202
Flextronics International, Ltd. (a)	13,400	172,190
Google, Inc. (a)	393	124,369
IBM Corp.	3,609	289,514
Intel Corp.	22,468	553,836
Microsoft Corp.	30,900	795,057
Motorola, Inc.	26,721	590,267
Nokia Corp. - ADR	18,326	309,893
Oracle Corp. (a)	29,500	365,505
QUALCOMM, Inc.	2,925	130,894
SAP - ADR	2,742	118,811
Texas Instruments, Inc.	11,360	385,104
Time Warner, Inc.	16,045	290,575
TXU Corp.	1,072	121,007
		6,440,401
Telecommunication Services (0.2%)
Sprint Nextel Corp.	1,842	43,803

Total Common Stocks (Cost $18,759,325)		20,828,330

Exchange Traded Funds (4.5%)
iShares Russell 1000 Growth	21,194	1,054,825

Total Exchange Traded Funds (Cost $995,566)		1,054,825

Repurchase Agreement (6.4%)
U.S. Bank N.A., 3.55%, dated 9/30/05, maturing 10/3/05, with a maturity value of $1,493,126 (Collateralized fully by U.S. Government Agencies)	$1,492,685	$1,492,685

Total Repurchase Agreement (Cost $1,492,685)		1,492,685

Total Investments (Cost $21,247,576) - 100.1%		$23,375,840

Percentages indicated are based on net assets as of September 30, 2005.

(a)          Represents non-income producing securities.

ADR  -  American Depositary Receipt.

See accompanying notes to the schedules of portfolio investments.

2

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

		Fair
	Shares	Value
Investment Companies (99.8%)
BB&T Equity Index Fund - Class A	433,202	$3,578,252
BB&T International Equity Fund - Institutional Class	421,782	4,099,725
BB&T Large Company Growth Fund - Institutional Class	627,292	5,720,906
BB&T Large Company Value Fund - Institutional Class	440,181	8,587,933
BB&T Mid Cap Growth Fund - Institutional Class (a)	90,863	1,318,418
BB&T Mid Cap Value Fund - Institutional Class	146,798	1,964,151
BB&T Small Company Growth Fund - Institutional Class (a)	55,968	843,433
BB&T Small Company Value Fund - Institutional Class	76,295	1,254,289
BB&T U.S. Treasury Money Market Fund - Institutional Class	848,397	848,397
Total Investment Companies (Cost $25,909,053)		28,215,504

Total Investments in Affiliates (Cost $25,909,053) - 99.8%		$28,215,504

Percentages indicated are based on net assets as of September 30, 2005.

(a)       Represents non-income producing securities.

See accompanying notes to the schedules of portfolio investments.

1

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

	Shares or
	Principal Amount	Fair Value
Common Stocks (94.0%)
Commercial Services (6.7%)
Cendant Corp.	45,000	$928,800
WCI Communities, Inc. (a)	38,900	1,103,593
		2,032,393
Consumer Discretionary (20.7%)
Anheuser-Busch Companies, Inc.	20,000	860,800
Costco Wholesale Corp.	19,500	840,255
Hain Celestial Group, Inc. (a)	28,500	552,900
Lexmark International, Inc. (a)	15,800	964,590
News Corp. - Class A	55,340	862,751
Smithfield Foods, Inc. (a)	43,100	1,279,208
YUM! Brands, Inc.	19,200	929,472
		6,289,976
Energy (11.5%)
Apache Corp.	15,000	1,128,300
Pioneer Natural Resources Co.	21,100	1,158,812
Weatherford International, Ltd. (a)	17,562	1,205,807
		3,492,919
Financials (9.7%)
Allstate Corp.	3,400	187,986
Markel Corp. (a)	2,500	826,250
MBIA, Inc.	14,500	878,990
Wells Fargo & Co.	18,200	1,065,974
		2,959,200
Health Care (14.0%)
Coventry Health Care, Inc. (a)	14,500	1,247,290
Laboratory Corporation of America Holdings (a)	18,400	896,264
Manor Care, Inc.	26,050	1,000,581
MedCath Corp. (a)	46,304	1,099,720
		4,243,855
Industrials (6.9%)
L-3 Communications Holdings, Inc.	12,700	1,004,189
PACCAR, Inc.	16,000	1,086,240
		2,090,429
Information Technology (24.5%)
Activision, Inc. (a)	10,500	214,725
ARM Holdings PLC - ADR	157,280	986,146
ATI Technologies, Inc. (a)	53,500	745,790
Comcast Corp. - Class A (a)	39,950	1,173,730
Digital Insight Corp. (a)	42,300	1,102,338
Fair Issac Corp.	24,300	1,088,640
First Data Corp.	28,240	1,129,600
Symantec Corp. (a)	45,000	1,019,700
		7,460,669

Total Common Stocks (Cost $24,552,546)		28,569,441

Repurchase Agreement (5.6%)
U.S. Bank N.A., 3.55%, dated 9/30/05, maturing 10/3/05, with a maturity value of $1,714,284 (Collateralized fully by U.S. Government Agencies)	$1,713,777	$1,713,777
Total Repurchase Agreement (Cost $1,713,777)		1,713,777

Total Investments (Cost $26,266,323) - 99.6%		$30,283,218

1

Percentages indicated are based on net assets as of September 30, 2005.

(a)  Represents non-income producing securities.

ADR  -  American Depositary Receipt.

See accompanying notes to the schedules of portfolio investments.

2

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

	Principal
	Amount	Fair Value
Corporate Bonds (37.9%)
Aerospace & Defense (0.5%)
Raytheon Co., 6.15%, 11/1/08	$85,000	$88,375
Airlines (0.7%)
Southwest Airlines Co., 5.25%, 10/1/04	125,000	122,287
Auto - Cars/Light Trucks (0.5%)
DaimlerChrysler NA Holdings, 4.875%, 6/15/10	85,000	83,302
Banking & Financial Services (28.4%)
Associates Corp. NA, 6.25%, 11/1/08	175,000	183,079
Bank of America Commercial Mortgage, Inc.	355,000	349,687
Series 2004-6, Class A5, 4.811%, 12/10/42
Bank of America Corp., 4.25%, 10/1/10	155,000	151,455
Centex Home Equity, Series 2005-C,	184,000	181,246
Class AF6, 4.638%, 6/25/35
Chase Funding Mortgage Loan Asset-Backed,	345,000	348,383
Series 2003-4, Class 1A5, 5.416%, 5/25/33
Chase Issuance Trust, Series 2005-A1,	500,000	500,052
Class A1, 3.78%, 12/15/10*
CIT Group, Inc., 5.00%, 2/13/14	82,000	81,143
Countrywide Asset-Backed Certificates,	490,000	492,752
Series 2004-3, Class 3A3, 4.21%, 8/25/34*
CS First Boston Mortgage Securities Corp.,	250,000	242,173
Series 2004-C1, Class A2, 3.516%, 1/15/37
GE Capital Commercial Mortgage Corp.,	188,384	191,742
Series 2001-3, Class A1, 5.56%, 6/10/38
GE Capital Commercial Mortgage Corp.,	310,000	299,537
Series 2004-C1, Class A2, 3.915%, 11/10/38
Goldman Sachs Group, Inc., 4.125%, 1/15/08	130,000	128,688
Household Automotive Trust, Series 2005-1,	175,000	172,987
Class A4, 4.35%, 6/18/12
HSBC Finance Corp., 4.75%, 7/15/13	150,000	146,405
Lehman Brothers Holdings,	265,000	260,335
Series MTNG, 4.80%, 3/13/14
Merrill Lynch & Co., 6.00%, 2/17/09	150,000	156,035
Morgan Stanley, 4.25%, 5/15/10	170,000	165,706
Residential Asset Mortgage Products Inc.,	409,266	407,539
Series 2003-RZ5, Class A3, 3.80%, 7/25/30
Residential Asset Securities Corp.,	408,000	407,991
Series 2005-KS6, Class A2, 3.98%, 7/25/35*
Synovus Financial, 4.875%, 2/15/13	147,000	146,081
Wachovia Corp., 4.375%, 6/1/10	90,000	88,674
		5,101,690
Information Technology (1.7%)
IBM Corp., 4.875%, 10/1/06	300,000	301,308

Telecommunications (3.8%)
America Movil SA de CV, 5.75%, 1/15/15	175,000	175,606

Motorola, Inc., 7.50%, 5/15/25	240,000	289,023
Sprint Capital Corp., 6.875%, 11/15/28	200,000	220,935
		685,564
Utilities (2.3%)
American Electric Power,	215,000	218,907
Series C, 5.375%, 3/15/10
General Electric Co., 5.00%, 2/1/13	195,000	196,621
		415,528
Total Corporate Bonds (Cost $6,835,060)		6,798,054

Mortgage-Backed Securities (34.8%)
Federal Home Loan Mortgage Corp. (7.5%)
6.00%, 10/1/19, Pool # G11679	866,858	890,603
4.50%, 6/1/35, Pool # G01842	169,139	160,936
5.50%, 7/1/35, Pool # A36540	160,000	160,080
6.00%, 7/1/35, Pool # A36304	129,719	131,997
		1,343,616
Federal National Mortgage Assoc. (18.5%)
4.50%, 10/1/18, Pool # 752030	147,615	144,601
5.50%, 1/1/34, Pool # 757571	1,578,581	1,578,383
6.50%, 9/1/34, Pool # 796569	412,636	424,731
6.00%, 2/1/35, Pool # 735269	552,523	561,882
6.00%, 5/1/35, Pool # 821037	133,013	135,266
7.00%, 6/1/35, Pool # 255820	311,493	326,036
5.00%, 9/1/35, Pool # 757857	133,001	130,225
		3,301,124

Government National Mortgage Assoc. (8.8%)
5.00%, 10/1/35 (b)	290,000	286,919
5.00%, 10/1/35 (b)	1,300,000	1,286,187
		1,573,106
Total Mortgage-Backed Securities (Cost $6,268,392)		6,217,846

Municipal Bonds (3.1%)
Illinois (0.4%)
Illinois State, 3.75%, 6/1/12	85,000	80,194

New York (0.5%)
Sales Tax Asset Receivables Corp.,	100,000	97,250
Series B, 4.06%, 10/15/10, FGIC

Oregon (0.5%)
Oregon School Boards Association,	95,000	90,023
4.76%, 6/30/28, AMBAC

Texas (1.7%)
Brownsville Texas Utility System,	130,000	130,494
Series B, 4.76%, 9/1/11, AMBAC
Brownsville Texas Utility System,	155,000	155,450
Series B, 4.92%, 9/1/14, AMBAC
		285,944
Total Municipal Bonds (Cost $554,087)		553,411

U.S. Government Agencies (12.7%)
Federal Home Loan Bank (4.2%)
3.75%, 9/28/06, Callable 12/28/05 @ 100*	200,000	199,621
4.25%, 3/24/08, Callable 12/24/05 @ 100	150,000	148,683
3.75%, 8/15/08	220,000	215,744
4.50%, 2/18/15	200,000	197,743
		761,791
Federal Home Loan Mortgage Corp. (4.1%)
3.25%, 2/25/08, Callable 11/25/05 @ 100*	100,000	99,626
4.625%, 8/15/08, Callable 8/15/06 @ 100	196,000	195,800
4.375%, 7/17/15	145,000	141,618
5.50%, 8/20/19, Callable 8/20/07 @ 100	290,000	289,716
		726,760

Federal National Mortgage Assoc. (2.8%)
3.75%, 5/17/07	133,000	131,548
4.375%, 7/17/13, Callable 7/17/06 @ 100	198,000	191,406
6.625%, 11/15/30	144,000	177,759
		500,713
Student Loan Marketing Assoc. (1.6%)
Series MTNA, 3.73%, 1/25/08*	150,000	150,025
Series MTNA, 4.00%, 1/15/09	130,000	127,695
		277,720
Total U.S. Government Agencies (Cost $2,282,616)		2,266,984

U.S. Treasury Bonds (5.7%)
7.875%, 2/15/21	164,000	223,078
7.25%, 8/15/22	118,000	154,174
6.25%, 8/15/23	400,000	478,298
5.375%, 2/15/31 (a)	145,000	162,445
Total U.S. Treasury Bonds (Cost $1,018,279)		1,017,995

U.S. Treasury Notes (9.1%)
3.50%, 1/15/11	288,000	356,107
1.625%, 1/15/15	358,110	353,857
4.125%, 5/15/15	924,000	908,082
Total U.S. Treasury Notes (Cost $1,618,616)		1,618,046

Repurchase Agreement (7.5%)
U.S. Bank N.A., 3.55%, dated 9/30/05, maturing 10/3/05, with maturity value of $1,336,916 (Collateralized fully by U.S. Government Agencies)	1,336,521	$1,336,521

Total Repurchase Agreement (Cost $1,336,521)		1,336,521

Total Investments (Cost $19,913,571) - 110.8%		$19,808,857

Percentages indicated are based on net assets as of September 30, 2005.

(a)          Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(b)         Represents a security purchased on a when-issued basis. At September 30, 2005, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $1,586,984.

*                 The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2005. The maturity date reflected is the final maturity date.

AMBAC – Insured by the AMBAC Indemnity Corporation.

FGIC – Insured by the Financial Guaranty Insurance Corporation.

See accompanying notes to the schedules of portfolio investments.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2005

(Unaudited)

1.                                      Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.  The Trust commenced operations on May 1, 2005 and the Trust presently offers shares of the BB&T Large Cap Value VIF, the BB&T Mid Cap Growth VIF, the BB&T Large Company Growth VIF, the BB&T Capital Manager Equity VIF, the Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies.  The BB&T Capital Manager Equity VIF (the “Fund of Fund”) invests in other Fund Portfolios as opposed to individual securities. Prior to May 1, 2005 the Funds operated as a separate series of the Variable Insurance Funds, an investment company organized as a Massachusetts business trust and registered under the 1940 Act as a diversified, open-end management investment company.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  However, based on experience, the Funds expect that risk of loss to be remote.

2.                                      Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedule”).  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates. The Fund of Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the “Underlying Funds”). The Fund of Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

Securities Valuation – Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value.  Investments in open-end investment companies, including the Fund of Fund, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used for significant events such as securities whose trading has been suspended whose price has become stale or for which there is no currently available price.

Securities Transactions and Related Income - Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued Securities – The Funds, may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their fair value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities.

Repurchase Agreements - The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. (“BB&T”) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral.  The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Option Contracts – The Funds may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The following is a summary of option activity for the quarter ended September 30, 2005:

	Special Opportunities Equity Fund
	Shares Subject to
Covered Call Options	Contract	Premiums

Balance at beginning of period	291	$43,616
Options written	729	33,581
Options closed	(90)	(6,030)
Options expired	(429)	(19,208)
Options exercised	(356)	(43,321)
Balance at end of period	145	$8,638

The following is a summary of options outstanding as of September 30, 2005

Security Special Opportunities Equity Fund	Shares Subject to Contract	Fair Value
Coventry Health Care, Inc., $56.625, 10/22/05	145	$36,250
		$36,250

At September 30, 2005 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Value Fund	$93,860,533	$22,807,568	$(2,718,540)	$20,089,028
Mid Cap Growth Fund	26,863,223	10,746,032	(86,134)	10,659,898
Large Company Growth Fund	21,341,206	2,644,155	(609,521)	2,034,634
Capital Manager Equity Fund	25,921,666	2,504,765	(210,927)	2,293,838
Special Opportunities Equity Fund	26,266,323	4,586,687	(569,792)	4,016,895
Total Return Bond Fund	19,962,265	27,796	(181,204)	(153,408)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer
Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
Date	November 28, 2005

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer
Date	November 28, 2005

* Print the name and title of each signing officer under his or her signature.